Leases - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Leases [Abstract]
Lease Agreement Term			3 years
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	7.77%	3.12%	7.77%	3.12%
Cash outflow for leases	€ 33,497	€ 16,022	€ 90,249	€ 38,428